Share capital and share premium	12 Months Ended
Dec. 31, 2020
Share capital and share premium
Share capital and share premium

13.Share capital and share premium

On December 31, 2020, the Company’s share capital was represented by 47,571,283 shares. All shares were issued, fully paid up and of the same class. The table below summarizes our capital increases, as a result of offerings and the exercise of stock options under the Company’s Employee Stock Option Plan.

Roll forward of number of shares outstanding:

Number of shares outstanding on January 1, 2018	32,180,641
Exercise of stock options	319,671
U.S. third public offering on Nasdaq on September 18, 2018	3,475,000
Number of shares outstanding on December 31, 2018	35,975,312
Exercise of stock options	419,317
Share subscription from Johnson & Johnson Innovation Inc.	1,766,899
Global public offering on Euronext and Nasdaq on November 7, 2019	4,000,000
Over-allotment option exercised by underwriters on November 8, 2019	600,000
Number of shares outstanding on December 31, 2019	42,761,528
Exercise of stock options	602,463
Global public offering in Euronext and Nasdaq on May 28, 2020	3,658,515
Over-allotment option exercised by underwriters on May 29, 2020	548,777
Number of shares outstanding on December 31, 2020	47,571,283

On May 12, 2020 at the annual general meeting, the shareholders of the Company approved the authorization to the Board to issue:

•	A maximum of 10% of the then-outstanding share capital for a period of 18 months
•	A maximum of 10% of the then-outstanding share capital for a period till December 31, 2020

On December 31, 2020, an amount of €427,974.7, represented by 4,279,747 shares, still remained available under the authorized capital .